Schedule of Investments ─ IQ MacKay ESG Core Plus Bond ETF

July 31, 2023 (unaudited)

	Principal Amount	Value
Long - Term Bonds 97.5%

Collateralized Mortgage Obligations — 11.1%

Mortgage Securities — 11.1%
Agate Bay Mortgage Trust 2015-5
Series 2015-5 B3, 3.577%, due 7/25/45(a),(b)	$182,389	$150,425
CHL Mortgage Pass-Through Trust 2005-9
Series 2005-9 1A1, 6.013%, (TSFR1M + 0.71%), due 5/25/35(a)	45,536	37,257
Connecticut Avenue Securities Trust 2020-R02
Series 2020-R02 2M2, 7.184%, (SOFR30A + 2.11%), due 1/25/40(a)	190,320	190,560
Connecticut Avenue Securities Trust 2021-R01
Series 2021-R01 1B1, 8.169%, (SOFR30A + 3.10%), due 10/25/41(a)	1,315,000	1,322,632
Series 2021-R01 1M2, 6.619%, (SOFR30A + 1.55%), due 10/25/41(a)	409,445	405,909
Connecticut Avenue Securities Trust 2022-R01
Series 2022-R01 1M2, 6.969%, (SOFR30A + 1.90%), due 12/25/41(a)	235,000	231,337
Connecticut Avenue Securities Trust 2022-R04
Series 2022-R04 1M2, 8.169%, (SOFR30A + 3.10%), due 3/25/42(a)	275,000	279,986
Fannie Mae Connecticut Avenue Securities
Series 2016-C01 1M2, 11.934%, (SOFR30A + 6.86%), due 8/25/28(a)	160,354	171,578
Series 2017-C02 2M2C, 8.834%, (SOFR30A + 3.76%), due 9/25/29(a)	245,000	254,095
Series 2017-C07 1B1, 9.184%, (SOFR30A + 4.11%), due 5/25/30(a)	735,000	786,284
Series 2018-C04 2B1, 9.684%, (SOFR30A + 4.61%), due 12/25/30(a)	630,000	683,681
Series 2021-R02 2B1, 8.369%, (SOFR30A + 3.30%), due 11/25/41(a)	200,000	200,371
Series 2021-R02 2M2, 7.069%, (SOFR30A + 2.00%), due 11/25/41(a)	518,045	508,788
Fannie Mae Interest Strip
Series 2022-427 C77, 2.500%, due 9/25/51(c)	2,078,349	302,005
Fannie Mae REMICS
Series 2016-19 SD, 0.917%, (SOFR30A + 5.99%), due 4/25/46(a)(c)	1,710,819	117,159
Freddie Mac REMICS
Series 2020-5013 DI, 3.000%, due 9/25/50(c)	1,755,326	315,854
Freddie Mac STACR Remic Trust 2020-DNA2
Series 2020-DNA2 B1, 7.684%, (SOFR30A + 2.61%), due 2/25/50(a)	610,000	609,996
Series 2020-DNA2 M2, 7.034%, (SOFR30A + 1.96%), due 2/25/50(a)	45,854	45,997
Freddie Mac STACR REMIC Trust 2020-DNA6
Series 2020-DNA6 B1, 8.069%, (SOFR30A + 3.00%), due 12/25/50(a)	255,000	252,450
Freddie Mac STACR REMIC Trust 2020-HQA1
Series 2020-HQA1 B2, 10.284%, (SOFR30A + 5.21%), due 1/25/50(a)	565,000	564,994
	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Mortgage Securities (continued)
Freddie Mac STACR REMIC Trust 2021-DNA5
Series 2021-DNA5 B1, 8.119%, (SOFR30A + 3.05%), due 1/25/34(a)	$1,190,000	$1,193,724
Series 2021-DNA5 M2, 6.719%, (SOFR30A + 1.65%), due 1/25/34(a)	39,412	39,461
Freddie Mac STACR REMIC Trust 2021-DNA6
Series 2021-DNA6 B1, 8.469%, (SOFR30A + 3.40%), due 10/25/41(a)	880,000	884,400
Freddie Mac STACR REMIC Trust 2021-DNA7
Series 2021-DNA7 B1, 8.719%, (SOFR30A + 3.65%), due 11/25/41(a)	610,000	617,939
Freddie Mac STACR REMIC Trust 2021-HQA1
Series 2021-HQA1 B1, 8.069%, (SOFR30A + 3.00%), due 8/25/33(a)	980,000	970,288
Series 2021-HQA1 M2, 7.319%, (SOFR30A + 2.25%), due 8/25/33(a)	860,606	857,584
Freddie Mac STACR REMIC Trust 2021-HQA2
Series 2021-HQA2 B1, 8.219%, (SOFR30A + 3.15%), due 12/25/33(a)	840,000	832,907
Series 2021-HQA2 M2, 7.119%, (SOFR30A + 2.05%), due 12/25/33(a)	850,000	836,205
Freddie Mac STACR REMIC Trust 2021-HQA3
Series 2021-HQA3 B1, 8.419%, (SOFR30A + 3.35%), due 9/25/41(a)	945,000	941,476
Freddie Mac STACR REMIC Trust 2022-DNA1
Series 2022-DNA1 B1, 8.469%, (SOFR30A + 3.40%), due 1/25/42(a)	815,000	815,506
Series 2022-DNA1 M1B, 6.919%, (SOFR30A + 1.85%), due 1/25/42(a)	405,000	396,900
Series 2022-DNA1 M2, 7.569%, (SOFR30A + 2.50%), due 1/25/42(a)	945,000	933,311
Freddie Mac STACR REMIC Trust 2022-DNA2
Series 2022-DNA2 M1B, 7.469%, (SOFR30A + 2.40%), due 2/25/42(a)	525,000	526,313
Series 2022-DNA2 M2, 8.819%, (SOFR30A + 3.75%), due 2/25/42(a)	560,000	574,543
Freddie Mac STACR REMIC Trust 2022-HQA1
Series 2022-HQA1 B1, 12.069%, (SOFR30A + 7.00%), due 3/25/42(a)	550,000	598,487
Series 2022-HQA1 M1B, 8.569%, (SOFR30A + 3.50%), due 3/25/42(a)	465,000	478,853
Freddie Mac STACR Trust 2019-DNA1
Series 2019-DNA1 B1, 9.834%, (SOFR30A + 4.76%), due 1/25/49(a)	345,000	372,559
Freddie Mac STACR Trust 2019-DNA2
Series 2019-DNA2 B1, 9.534%, (SOFR30A + 4.46%), due 3/25/49(a)	755,000	802,184
Freddie Mac STACR Trust 2019-DNA3
Series 2019-DNA3 B1, 8.434%, (SOFR30A + 3.36%), due 7/25/49(a)	330,000	339,469
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2018-HQA1 M2, 7.484%, (SOFR30A + 2.41%), due 9/25/30(a)	352,376	356,050

Schedule of Investments ─ IQ MacKay ESG Core Plus Bond ETF (continued)

July 31, 2023 (unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Mortgage Securities (continued)
Series 2021-DNA2 B1, 8.469%, (SOFR30A + 3.40%), due 8/25/33(a)	$435,000	$443,700
Government National Mortgage Association
Series 2020-34 SC, 0.681%, (TSFR1M + 5.94%), due 3/20/50(a)(c)	1,069,017	113,234
Series 2020-97 HB, 1.000%, due 7/20/50	315,703	237,781
Series 2021-122 HS, 0.931%, (TSFR1M + 6.19%), due 7/20/51(a)(c)	1,212,557	152,851
Series 2022-113 Z, 2.000%, due 9/16/61	613,131	388,211
Series 2022-83 IO, 2.500%, due 11/20/51(c)	965,882	126,135
Series 2023-1 HD, 3.500%, due 1/20/52	965,786	863,455
Series GNR 2023-101 KO, 0.000%, due 1/20/51(d)(e)	1,245,000	929,487
Series GNR 2023-66 OQ, 0.000%, due 7/20/52(d)(e)	824,751	621,594
HarborView Mortgage Loan Trust 2005-2
Series 2005-2 2A1A, 5.801%, (TSFR1M + 0.55%), due 5/19/35(a)	67,875	62,227
Master Alternative Loan Trust 2005-5
Series 2005-5 3A1, 5.750%, due 8/25/35	533,765	283,218
OBX 2019-INV2 Trust
Series 2019-INV2 A5, 4.000%, due 5/27/49(a),(b)	327,472	302,055
OBX 2022-J1 Trust
Series 2022-J1 A14, 2.500%, due 2/25/52(a),(b)	243,313	186,106
Sequoia Mortgage Trust 2021-4
Series 2021-4 AIO1, 0.166%, due 6/25/51(a),(b)(c)	15,077,997	124,775
Shellpoint Co.-Originator Trust 2015-1
Series 2015-1 B3, 3.775%, due 8/25/45(a),(b)	393,697	366,758
STACR Trust 2018-HRP2
Series 2018-HRP2 B1, 9.384%, (SOFR30A + 4.31%), due 2/25/47(a)	560,000	597,949
WaMu Mortgage Pass-Through Certificates Series 2004-AR13 Trust
Series 2004-AR13 A2B, 6.293%, (TSFR1M + 0.99%), due 11/25/34(a)	54,116	49,560
WaMu Mortgage Pass-Through Certificates Series 2006-AR9 Trust
Series 2006-AR9 2A, 5.262%, (12MTA + 1.05%), due 8/25/46(a)	61,447	50,590
		26,699,203
Total Collateralized Mortgage Obligations
(Cost $25,867,438)		26,699,203
Commercial Asset-Backed Securities — 9.9%

Asset Backed Securities — 9.9%
American Credit Acceptance Receivables Trust 2020-4
Series 2020-4 F, 5.220%, due 8/13/27	220,000	216,525
American Credit Acceptance Receivables Trust 2021-2
Series 2021-2 D, 1.340%, due 7/13/27	615,000	584,774
American Credit Acceptance Receivables Trust 2021-3
Series 2021-3 D, 1.340%, due 11/15/27	275,000	258,944
American Credit Acceptance Receivables Trust 2022-1
Series 2022-1 D, 2.460%, due 3/13/28	765,000	720,482
	Principal Amount	Value
Commercial Asset-Backed Securities (continued)

Asset Backed Securities (continued)
AMSR 2020-SFR1 Trust
Series 2020-SFR1 A, 1.819%, due 4/17/37	$579,444	$539,332
AMSR 2020-SFR3 Trust
Series 2020-SFR3 B, 1.806%, due 9/17/37	660,000	601,223
AMSR 2020-SFR4 Trust
Series 2020-SFR4 A, 1.355%, due 11/17/37	690,000	624,577
Avis Budget Rental Car Funding AESOP LLC
Series 2020-2A A, 2.020%, due 2/20/27	390,000	354,261
Series 2021-1A B, 1.630%, due 8/20/27	315,000	275,601
Series 2023-6A A, 5.810%, due 12/20/29	545,000	544,308
CarMax Auto Owner Trust 2021-4
Series 2021-4 A4, 0.820%, due 4/15/27	330,000	298,817
Carmax Auto Owner Trust 2022-3
Series 2022-3 A3, 3.970%, due 4/15/27	550,000	537,252
CF Hippolyta Issuer LLC
Series 2020-1 A2, 1.990%, due 7/15/60	548,229	461,338
Series 2020-1 B1, 2.280%, due 7/15/60	845,485	757,997
Series 2020-1 B2, 2.600%, due 7/15/60	512,688	425,683
Series 2021-1A A1, 1.530%, due 3/15/61	254,461	221,578
Series 2021-1A B1, 1.980%, due 3/15/61	362,842	308,252
CPS Auto Receivables Trust 2019-C
Series 2019-C E, 4.300%, due 7/15/25	454,916	450,736
CPS Auto Receivables Trust 2020-B
Series 2020-B E, 7.380%, due 6/15/27	500,000	500,714
CPS Auto Receivables Trust 2021-C
Series 2021-C E, 3.210%, due 9/15/28	755,000	694,925
Drive Auto Receivables Trust 2021-1
Series 2021-1 D, 1.450%, due 1/16/29	475,000	447,613
Drive Auto Receivables Trust 2021-2
Series 2021-2 D, 1.390%, due 3/15/29	590,000	548,752
DT Auto Owner Trust 2021-4
Series 2021-4A D, 1.990%, due 9/15/27	450,000	411,611
Exeter Automobile Receivables Trust 2021-3
Series 2021-3A D, 1.550%, due 6/15/27	1,070,000	983,240
FirstKey Homes 2020-SFR2 Trust
Series 2020-SFR2 A, 1.266%, due 10/19/37	738,327	666,928
FirstKey Homes 2021-SFR1 Trust
Series 2021-SFR1 B, 1.788%, due 8/17/38	100,000	87,269
FirstKey Homes 2021-SFR2 Trust
Series 2021-SFR2 B, 1.607%, due 9/17/38	100,000	87,001
Flagship Credit Auto Trust 2021-2
Series 2021-2 C, 1.270%, due 6/15/27	285,000	266,158
Flagship Credit Auto Trust 2022-1
Series 2022-1 D, 3.640%, due 3/15/28	420,000	388,942
Ford Credit Auto Owner Trust 2020-REV2
Series 2020-2 A, 1.060%, due 4/15/33	100,000	90,672
Ford Credit Auto Owner Trust 2021-Rev2
Series 2021-2 D, 2.600%, due 5/15/34	130,000	112,707
Ford Credit Auto Owner Trust 2023-Rev1
Series 2023-1 D, 6.260%, due 8/15/35	425,000	416,854
Ford Credit Floorplan Master Owner Trust A
Series 2018-4 A, 4.060%, due 11/15/30	560,000	529,663
Gls Auto Receivables Issuer Trust 2019-3
Series 2019-3A D, 3.840%, due 5/15/26	390,000	383,467
Gls Auto Receivables Issuer Trust 2019-4
Series 2019-4A D, 4.090%, due 8/17/26	530,000	516,499

Schedule of Investments ─ IQ MacKay ESG Core Plus Bond ETF (continued)

July 31, 2023 (unaudited)

	Principal Amount	Value
Commercial Asset-Backed Securities (continued)

Asset Backed Securities (continued)
Gls Auto Receivables Issuer Trust 2020-1
Series 2020-1A D, 3.680%, due 11/16/26	$350,000	$338,767
Gls Auto Receivables Issuer Trust 2021-2
Series 2021-2A D, 1.420%, due 4/15/27	530,000	493,713
Gls Auto Receivables Issuer Trust 2021-3
Series 2021-3A D, 1.480%, due 7/15/27	615,000	564,008
Series 2021-3A E, 3.200%, due 10/16/28	875,000	789,276
Gls Auto Receivables Issuer Trust 2021-4
Series 2021-4A C, 1.940%, due 10/15/27	300,000	285,499
Hertz Vehicle Financing III LP
Series 2021-2A A, 1.680%, due 12/27/27	505,000	441,927
Series 2021-2A B, 2.120%, due 12/27/27	205,000	179,755
Hertz Vehicle Financing LLC
Series 2021-1A C, 2.050%, due 12/26/25	650,000	608,935
Home Partners of America 2019-1 Trust
Series 2019-1 A, 2.908%, due 9/17/39	379,142	343,868
Home Partners of America 2021-2 Trust
Series 2021-2 B, 2.302%, due 12/17/26	96,379	85,316
LAD Auto Receivables Trust 2023-2
Series 2023-2A A3, 5.420%, due 2/15/28	135,000	133,189
Mosaic Solar Loan Trust 2020-1
Series 2020-1A A, 2.100%, due 4/20/46	796,973	681,598
Mosaic Solar Loan Trust 2021-2
Series 2021-2A B, 2.090%, due 4/22/47	612,011	447,685
Navient Private Education Refi Loan Trust 2021-A
Series 2021-A B, 2.240%, due 5/15/69	100,000	71,963
Navient Private Education Refi Loan Trust 2021-E
Series 2021-EA B, 2.030%, due 12/16/69	395,000	261,812
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1 A1, 1.910%, due 10/20/61	550,000	471,557
Progress Residential 2020-SFR3 Trust
Series 2020-SFR3 A, 1.294%, due 10/17/27	99,280	89,814
Progress Residential 2022-SFR6 Trust
Series 2022-SFR6 A, 4.451%, due 7/20/39	334,514	318,290
Santander Drive Auto Receivables Trust 2021-3
Series 2021-3 D, 1.330%, due 9/15/27	555,000	519,508
Santander Drive Auto Receivables Trust 2022-2
Series 2022-2 C, 3.760%, due 7/16/29	375,000	357,537
Santander Revolving Auto Loan Trust 2019-A
Series 2019-A A, 2.510%, due 1/26/32	550,000	523,807
Taco Bell Funding LLC
Series 2021-1A A23, 2.542%, due 8/25/51	285,650	221,447
Tricon American Homes 2020-SFR1
Series 2020-SFR1 A, 1.499%, due 7/17/38	269,005	238,920
		23,782,886
Total Commercial Asset-Backed Securities
(Cost $24,467,722)		23,782,886
Commercial Mortgage-Backed Securities — 9.2%

Mortgage Securities — 9.2%
BAMLL Commercial Mortgage Securities Trust 2022-DKLX
Series 2022-DKLX D, 8.222%, (TSFR1M + 3.00%), due 1/15/39(a)	100,000	96,194
	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)

Mortgage Securities (continued)
Series 2022-DKLX E, 9.349%, (TSFR1M + 4.13%), due 1/15/39(a)	$305,000	$291,798
Bayview Commercial Asset Trust 2006-4
Series 2006-4A A1, 5.758%, (TSFR1M + 0.46%), due 12/25/36(a)	56,691	52,326
Bx Commercial Mortgage Trust 2020-Viv2
Series 2020-VIV2 C, 3.542%, due 3/9/44(a),(b)	410,000	335,318
Bx Commercial Mortgage Trust 2020-Viva
Series 2020-VIVA D, 3.549%, due 3/11/44(a),(b)	200,000	158,688
BX Commercial Mortgage Trust 2021-VOLT
Series 2021-VOLT C, 6.436%, (TSFR1M + 1.21%), due 9/15/36(a)	400,000	382,460
Series 2021-VOLT D, 6.986%, (TSFR1M + 1.76%), due 9/15/36(a)	260,000	248,278
Bx Trust 2019-Oc11
Series 2019-OC11 A, 3.202%, due 12/9/41	249,000	214,155
Series 2019-OC11 C, 3.856%, due 12/9/41	200,000	170,859
BX Trust 2019-OC11
Series 2019-OC11 E, 3.944%, due 12/9/41(a),(b)	755,000	605,428
Bx Trust 2021-ARIA
Series 2021-ARIA D, 7.232%, (TSFR1M + 2.01%), due 10/15/36(a)	650,000	615,104
BX Trust 2021-ARIA
Series 2021-ARIA E, 7.581%, (TSFR1M + 2.36%), due 10/15/36(a)	320,000	297,551
BX Trust 2021-RISE
Series 2021-RISE C, 6.787%, (TSFR1M + 1.56%), due 11/15/36(a)	342,000	334,074
Bx Trust 2023-Life
Series 2023-LIFE A, 5.045%, due 2/15/28	255,000	241,357
Series 2023-LIFE B, 5.391%, due 2/15/28	360,000	341,831
BXHPP Trust 2021-FILM
Series 2021-FILM B, 6.237%, (TSFR1M + 1.01%), due 8/15/36(a)	615,000	565,002
Series 2021-FILM C, 6.437%, (TSFR1M + 1.21%), due 8/15/36(a)	345,000	310,860
Citigroup Commercial Mortgage Trust 2013-Gc17
Series 2013-GC17 A4, 4.131%, due 11/10/46	395,877	393,240
Citigroup Commercial Mortgage Trust 2015-GC35
Series 2015-GC35 AS, 4.072%, due 11/10/48(a),(b)	395,000	357,592
Citigroup Commercial Mortgage Trust 2023-SMRT
Series 2023-SMRT A, 5.820%, due 6/10/28(a),(b)	495,000	489,957
COMM 2012-CCRE4 Mortgage Trust
Series 2012-CR4 AM, 3.251%, due 10/15/45	185,000	160,487
CSAIL 2015-C3 Commercial Mortgage Trust
Series 2015-C3 A4, 3.718%, due 8/15/48	100,000	95,140
CSMC 2020-WEST Trust
Series 2020-WEST A, 3.040%, due 2/15/35	800,000	589,010

Schedule of Investments ─ IQ MacKay ESG Core Plus Bond ETF (continued)

July 31, 2023 (unaudited)

	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)

Mortgage Securities (continued)
DROP Mortgage Trust 2021-FILE
Series 2021-FILE A, 6.487%, (TSFR1M + 1.26%), due 10/15/43(a)	$525,000	$480,258
Extended Stay America Trust 2021-ESH
Series 2021-ESH B, 6.717%, (TSFR1M + 1.49%), due 7/15/38(a)	393,938	386,040
Series 2021-ESH D, 7.587%, (TSFR1M + 2.36%), due 7/15/38(a)	583,220	570,065
FREMF 2016-K58 Mortgage Trust
Series 2016-K58 B, 3.738%, due 9/25/49(a),(b)	270,000	253,800
FREMF 2017-K056 Mortgage Trust
Series 2017-K65 C, 4.078%, due 7/25/50(a),(b)	580,000	539,819
FREMF 2017-K71 Mortgage Trust
Series 2017-K71 B, 3.752%, due 11/25/50(a),(b)	505,000	464,249
FREMF 2018-K082 Mortgage Trust
Series 2018-K82 C, 4.133%, due 9/25/28(a),(b)	370,000	337,993
FREMF 2018-K77 Mortgage Trust
Series 2018-K77 C, 4.161%, due 5/25/51(a),(b)	245,000	225,899
FREMF 2018-K78 Mortgage Trust
Series 2018-K78 B, 4.129%, due 6/25/51(a),(b)	20,000	18,642
Series 2018-K78 C, 4.129%, due 6/25/51(a),(b)	392,000	360,695
FREMF 2018-K80 Mortgage Trust
Series 2018-K80 C, 4.232%, due 8/25/50(a),(b)	323,000	298,708
FREMF 2018-K84 Mortgage Trust
Series 2018-K84 C, 4.186%, due 10/25/28(a),(b)	200,000	183,799
FREMF 2018-K86 Mortgage Trust
Series 2018-K86 C, 4.294%, due 11/25/51(a),(b)	725,000	667,932
FREMF 2019-K102 Mortgage Trust
Series 2019-K102 C, 3.531%, due 12/25/51(a),(b)	685,000	597,957
FREMF 2019-K103 Mortgage Trust
Series 2019-K103 B, 3.455%, due 12/25/51(a),(b)	255,000	224,381
FREMF 2019-K90 Mortgage Trust
Series 2019-K90 C, 4.318%, due 2/25/52(a),(b)	420,000	385,651
FREMF 2019-K94 Mortgage Trust
Series 2019-K94 B, 3.965%, due 7/25/52(a),(b)	395,000	359,607
Series 2019-K94 C, 3.965%, due 7/25/52(a),(b)	470,000	422,191
FREMF 2019-K95 Mortgage Trust
Series 2019-K95 C, 3.921%, due 8/25/52(a),(b)	535,000	479,996
FREMF 2019-K98 Mortgage Trust
Series 2019-K98 C, 3.738%, due 10/25/52(a),(b)	85,000	75,288
FREMF 2019-K99 Mortgage Trust
Series 2019-K99 B, 3.646%, due 10/25/52(a),(b)	200,000	178,356
FREMF 2020-K104 Mortgage Trust
Series 2020-K104 C, 3.541%, due 2/25/52(a),(b)	315,000	273,306
	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)

Mortgage Securities (continued)
Hudson Yards 2019-30HY Mortgage Trust
Series 2019-30HY A, 3.228%, due 7/10/39	$615,000	$530,984
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-OSB
Series 2019-OSB A, 3.397%, due 6/5/39	315,000	271,063
J.P. Morgan Chase Commercial Mortgage Securities Trust 2021-2NU
Series 2021-2NU A, 1.974%, due 1/5/40	400,000	314,291
Manhattan West 2020-1MW Mortgage Trust
Series 2020-1MW A, 2.130%, due 9/10/39	505,000	432,962
Series 2020-1MW D, 2.335%, due 9/10/39(a),(b)	260,000	211,182
Multifamily Connecticut Avenue Securities Trust 2019-01
Series 2019-01 M10, 8.434%, (SOFR30A + 3.36%), due 10/25/49(a)	1,236,952	1,217,668
Multifamily Connecticut Avenue Securities Trust 2020-01
Series 2020-01 M10, 8.934%, (SOFR30A + 3.86%), due 3/25/50(a)	975,000	937,580
One Bryant Park Trust 2019-OBP
Series 2019-OBP A, 2.516%, due 9/15/54	1,180,000	961,484
Slg Office Trust 2021-Ova
Series 2021-OVA F, 2.851%, due 7/15/41	365,000	252,625
SLG Office Trust 2021-OVA
Series 2021-OVA A, 2.585%, due 7/15/41	1,689,000	1,361,642
Wells Fargo Commercial Mortgage Trust 2015-NXS4
Series 2015-NXS4 A4, 3.718%, due 12/15/48	100,000	95,078
Wells Fargo Commercial Mortgage Trust 2018-AUS
Series 2018-AUS A, 4.058%, due 8/17/36(a),(b)	100,000	90,218
WFRBS Commercial Mortgage Trust 2014-C21
Series 2014-C21 AS, 3.891%, due 8/15/47	500,000	475,058
		22,283,176
Total Commercial Mortgage-Backed Securities
(Cost $23,073,466)		22,283,176

Corporate Bonds — 26.2%

Airlines — 1.5%
American Airlines 2019-1 Class B Pass Through Trust
Series 2019-1B, 3.850%, due 2/15/28	350,143	303,616
American Airlines 2021-1 Class B Pass Through Trust
Series 2021-1B, 3.950%, due 7/11/30	268,450	232,386
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.750%, due 4/20/29	355,000	343,682
Delta Air Lines Inc / SkyMiles IP Ltd.
4.500%, due 10/20/25	265,002	259,741
4.750%, due 10/20/28	610,000	590,390
JetBlue 2019-1 Class AA Pass Through Trust
Series 2019-1, AA2.750%, due 5/15/32	816,248	693,241

Schedule of Investments ─ IQ MacKay ESG Core Plus Bond ETF (continued)

July 31, 2023 (unaudited)

	Principal Amount	Value

Corporate Bonds (continued)

Airlines (continued)
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500%, due 6/20/27	$388,000	$387,978
United Airlines 2020-1 Class A Pass-Through Trust
Series 2020-1, 5.875%, due 10/15/27	365,316	363,498
United Airlines 2023-1 Class A Pass-Through Trust
5.800%, due 1/15/36	375,000	381,143
		3,555,675
Auto Manufacturers — 1.9%
American Honda Finance Corp.
4.700%, due 1/12/28	815,000	808,549
Ford Motor Co.
4.750%, due 1/15/43	45,000	35,207
Ford Motor Credit Co. LLC
4.125%, due 8/17/27	450,000	411,777
6.950%, due 3/6/26	435,000	439,289
7.200%, due 6/10/30	390,000	399,906
General Motors Co.
5.200%, due 4/1/45	205,000	176,555
5.600%, due 10/15/32(f)	165,000	161,592
General Motors Financial Co., Inc.
2.350%, due 1/8/31	640,000	507,350
4.300%, due 4/6/29	475,000	441,737
Nissan Motor Acceptance Co. LLC
1.125%, due 9/16/24	340,000	320,158
1.850%, due 9/16/26	995,000	866,764
		4,568,884
Banks — 6.2%
Bank of America Corp.
2.496%, (SOFR + 1.25%), due 2/13/31(a)	80,000	67,024
2.572%, (SOFR + 1.21%), due 10/20/32(a)	940,000	762,889
2.687%, (SOFR + 1.32%), due 4/22/32(a)	440,000	364,446
3.384%, (SOFR + 1.33%), due 4/2/26(a)	155,000	149,087
3.419%, (TSFR3M + 1.30%), due 12/20/28(a)	555,000	510,978
5.080%, (SOFR + 1.29%), due 1/20/27(a)	775,000	766,696
Bank of New York Mellon Corp. (The)
4.414%, (SOFR + 1.35%), due 7/24/26(a)	925,000	907,521
Citigroup, Inc.
2.520%, (SOFR + 1.18%), due 11/3/32(a)	825,000	663,991
3.980%, (TSFR3M + 1.60%), due 3/20/30(a)	90,000	83,445
4.125%, due 7/25/28	710,000	668,279
5.300%, due 5/6/44	60,000	55,748
Series W, 4.000%, (5 Year US CMT T-Note + 3.60%), due 3/10/72(a)	70,000	62,821
Series Y, 4.150%, (5 Year US CMT T-Note + 3.00%), due 2/15/72(a)	205,000	171,687
Citizens Bank NA/Providence RI
6.064%, (SOFR + 1.45%), due 10/24/25(a)	795,000	769,738
Citizens Financial Group, Inc.
3.250%, due 4/30/30	285,000	241,561
Fifth Third Bancorp
4.772%, (SOFR + 2.13%), due 7/28/30(a)	860,000	809,197
First Horizon Bank
5.750%, due 5/1/30	666,000	593,818
Goldman Sachs Group, Inc. (The)
1.948%, (SOFR + 0.91%), due 10/21/27(a)	800,000	713,537
3.500%, due 11/16/26	340,000	320,655
Huntington National Bank (The)
5.650%, due 1/10/30	910,000	893,296
	Principal Amount	Value

Corporate Bonds (continued)

Banks (continued)
Keybank NA/Cleveland Oh
5.850%, due 11/15/27	$375,000	$367,644
Keybank NA/Cleveland OH
4.150%, due 8/8/25	485,000	464,144
Morgan Stanley
2.484%, (SOFR + 1.36%), due 9/16/36(a)	1,190,000	912,256
2.511%, (SOFR + 1.20%), due 10/20/32(a)	950,000	766,040
Series G, 4.431%, (TSFR3M + 1.89%), due 1/23/30(a)	510,000	486,801
Santander Holdings USA, Inc.
4.400%, due 7/13/27	365,000	346,882
6.499%, (SOFR + 2.36%), due 3/9/29(a)	430,000	431,878
Synchrony Bank
5.400%, due 8/22/25	715,000	688,619
Wells Fargo & Co.
5.557%, (SOFR + 1.99%), due 7/25/34(a)	815,000	818,215
		14,858,893
Biotechnology — 0.1%
Amgen, Inc.
5.750%, due 3/2/63	305,000	306,586

Building Materials — 0.2%
Carrier Global Corp.
2.722%, due 2/15/30	430,000	370,966
Owens Corning
4.400%, due 1/30/48	85,000	70,293
		441,259
Chemicals — 0.5%
Ecolab, Inc.
2.750%, due 8/18/55	375,000	239,243
Huntsman International LLC
4.500%, due 5/1/29	655,000	608,190
LYB International Finance III LLC
3.800%, due 10/1/60	440,000	299,666
		1,147,099
Commercial Services — 0.3%
Service Corp. International
3.375%, due 8/15/30	390,000	325,177
United Rentals North America, Inc.
3.875%, due 2/15/31	555,000	478,412
		803,589
Computers — 0.7%
Apple, Inc.
2.700%, due 8/5/51	560,000	387,023
Dell International LLC / EMC Corp.
3.375%, due 12/15/41	650,000	462,035
4.900%, due 10/1/26	480,000	474,883
5.300%, due 10/1/29	490,000	488,725
		1,812,666
Diversified Financial Services — 1.5%
Air Lease Corp.
3.250%, due 3/1/25	460,000	440,749
Aircastle Ltd.
5.250%, (5 Year US CMT T-Note + 4.41%), due 9/15/71(a)	420,000	317,100
Ally Financial, Inc.
6.992%, (SOFR + 3.26%), due 6/13/29(a)	565,000	569,186
8.000%, due 11/1/31	415,000	440,314
American Express Co.
5.625%, (SOFR + 1.93%), due 7/28/34(a)	345,000	344,511
Aviation Capital Group LLC
1.950%, due 1/30/26	660,000	592,959

Schedule of Investments ─ IQ MacKay ESG Core Plus Bond ETF (continued)

July 31, 2023 (unaudited)

	Principal Amount	Value

Corporate Bonds (continued)

Diversified Financial Services (continued)
Capital One Financial Corp.
6.312%, (SOFR + 2.64%), due 6/8/29(a)	$635,000	$637,399
OneMain Finance Corp.
3.500%, due 1/15/27	400,000	345,869
		3,688,087
Electric — 4.6%
AEP Texas, Inc.
3.450%, due 5/15/51	540,000	380,801
4.700%, due 5/15/32	250,000	239,714
5.250%, due 5/15/52	375,000	355,730
Arizona Public Service Co.
6.350%, due 12/15/32	665,000	703,649
Baltimore Gas and Electric Co.
4.550%, due 6/1/52	555,000	493,411
Commonwealth Edison Co.
5.300%, due 2/1/53	445,000	449,047
Connecticut Light and Power Co. (The)
4.000%, due 4/1/48	85,000	71,601
Edison International
Series B, 5.000%, (5 Year US CMT T-Note + 3.90%), due 3/15/72(a)	510,000	440,625
Florida Power & Light Co.
4.800%, due 5/15/33	365,000	361,766
Georgia Power Co.
4.950%, due 5/17/33	755,000	743,897
Indianapolis Power & Light Co.
5.650%, due 12/1/32	370,000	375,774
National Rural Utilities Cooperative Finance Corp.
5.800%, due 1/15/33	460,000	480,147
Nevada Power Co.
Series GG, 5.900%, due 5/1/53	345,000	353,564
Northern States Power Co
5.100%, due 5/15/53	555,000	542,737
NSTAR Electric Co.
4.950%, due 9/15/52	135,000	130,658
Public Service Electric And Gas Co.
4.900%, due 12/15/32	1,000,000	998,489
Puget Energy, Inc.
4.224%, due 3/15/32	540,000	484,014
Puget Sound Energy, Inc.
5.448%, due 6/1/53	610,000	617,771
Sempra
5.500%, due 8/1/33	550,000	549,870
Southern California Edison Co.
5.700%, due 3/1/53	465,000	465,419
5.950%, due 11/1/32	380,000	398,641
Virginia Electric and Power Co.
5.450%, due 4/1/53	280,000	281,525
Series C, 4.625%, due 5/15/52	500,000	444,673
Xcel Energy, Inc.
5.450%, due 8/15/33	675,000	674,102
		11,037,625
Environmental Control — 0.7%
Clean Harbors, Inc.
4.875%, due 7/15/27	290,000	278,168
Covanta Holding Corp.
4.875%, due 12/1/29	801,000	707,374
Waste Connections, Inc.
2.200%, due 1/15/32	885,000	713,863
		1,699,405
Food — 1.1%
General Mills, Inc.
5.241%, due 11/18/25	980,000	975,490
	Principal Amount	Value

Corporate Bonds (continued)

Food (continued)
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
5.500%, due 1/15/30	$515,000	$498,195
5.750%, due 4/1/33	790,000	759,204
Smithfield Foods, Inc.
3.000%, due 10/15/30	170,000	135,570
4.250%, due 2/1/27	265,000	246,201
		2,614,660
Gas — 0.4%
Brooklyn Union Gas Co. (The)
4.866%, due 8/5/32	760,000	708,935
Southern California Gas Co.
6.350%, due 11/15/52	200,000	220,461
		929,396
Home Builders — 0.1%
Lennar Corp.
4.750%, due 11/29/27	345,000	336,008

Insurance — 0.1%
Hartford Financial Services Group, Inc. (The)
Series ICON, 7.446%, (3-Month LIBOR + 2.13%), due 2/12/47(a)	50,000	42,761
Lincoln National Corp.
7.688%, (3-Month LIBOR + 2.36%), due 5/17/66(a)	50,000	35,750
Protective Life Corp.
8.450%, due 10/15/39	138,000	161,557
		240,068
Internet — 0.2%
Expedia Group, Inc.
3.250%, due 2/15/30	520,000	457,424

Lodging — 0.3%
Marriott International, Inc.
Series R, 3.125%, due 6/15/26	665,000	626,572

Media — 0.6%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.750%, due 3/1/30	285,000	247,029
Charter Communications Operating LLC / Charter Communications Operating Capital
3.700%, due 4/1/51	825,000	523,585
DISH DBS Corp.
5.750%, due 12/1/28	415,000	319,350
Time Warner Cable LLC
6.750%, due 6/15/39	485,000	467,425
		1,557,389
Office/Business Equipment — 0.0%(g)
CDW LLC / CDW Finance Corp.
3.250%, due 2/15/29	50,000	43,610

Packaging & Containers — 0.6%
Berry Global, Inc.
4.875%, due 7/15/26	755,000	730,093
Sealed Air Corp.
5.125%, due 12/1/24	205,000	202,045
Sealed Air Corp./Sealed Air Corp US
6.125%, due 2/1/28	500,000	497,754
		1,429,892

Schedule of Investments ─ IQ MacKay ESG Core Plus Bond ETF (continued)

July 31, 2023 (unaudited)

	Principal Amount	Value

Corporate Bonds (continued)

Pharmaceuticals — 0.3%
Becton Dickinson and Co.
4.669%, due 6/6/47	$75,000	$68,632
CVS Health Corp.
4.780%, due 3/25/38	65,000	59,975
CVS Pass-Through Trust
5.926%, due 1/10/34	127,044	120,068
ELI Lilly & Co.
4.950%, due 2/27/63	400,000	401,245
		649,920
REITS — 2.1%
Alexandria Real Estate Equities, Inc.
3.375%, due 8/15/31	360,000	311,761
American Homes 4 Rent LP
2.375%, due 7/15/31	1,115,000	890,238
American Tower Corp.
3.375%, due 5/15/24	445,000	436,482
Digital Realty Trust LP
3.600%, due 7/1/29	995,000	899,133
Invitation Homes Operating Partnership LP
2.000%, due 8/15/31	585,000	451,673
Iron Mountain, Inc.
4.875%, due 9/15/29	205,000	184,914
5.250%, due 7/15/30	120,000	108,480
ProLogis LP
2.875%, due 11/15/29	430,000	377,856
5.125%, due 1/15/34	640,000	639,774
Starwood Property Trust, Inc.
3.750%, due 12/31/24	50,000	47,750
4.375%, due 1/15/27	680,000	603,500
		4,951,561
Retail — 0.3%
AutoNation, Inc.
4.750%, due 6/1/30	410,000	385,816
Nordstrom, Inc.
4.250%, due 8/1/31	455,000	358,813
		744,629
Semiconductors — 0.2%
Broadcom, Inc.
5.000%, due 4/15/30(f)	565,000	555,628

Software — 0.5%
Broadridge Financial Solutions, Inc.
2.900%, due 12/1/29	330,000	285,556
Fidelity National Information Services, Inc.
5.100%, due 7/15/32(f)	715,000	708,985
MSCI, Inc.
3.250%, due 8/15/33	360,000	293,660
		1,288,201
Telecommunications — 0.7%
AT&T, Inc.
3.500%, due 9/15/53	875,000	593,443
5.400%, due 2/15/34	360,000	354,168
Sprint Spectrum Co., LLC / Sprint Spectrum Co., II LLC / Sprint Spectrum Co., III LLC
4.738%, due 3/20/25	269,063	266,073
T-Mobile USA, Inc.
2.625%, due 2/15/29	580,000	504,657
		1,718,341
Transportation — 0.4%
Burlington Northern Santa Fe LLC
4.450%, due 1/15/53	535,000	486,558
	Principal Amount	Value

Corporate Bonds (continued)

Transportation (continued)
5.200%, due 4/15/54	$475,000	$477,273
		963,831
Water — 0.1%
American Water Capital Corp.
3.250%, due 6/1/51	460,000	328,860

Total Corporate Bonds
(Cost $65,995,902)		63,355,758

Foreign Bonds — 11.9%

Airlines — 0.4%
British Airways 2021-1 Class A Pass-Through Trust, (United Kingdom)
Series 2021-1A, A2.900%, due 3/15/35	1,050,235	884,985

Auto Manufacturers — 1.0%
BMW US Capital LLC, (Germany)
3.450%, due 4/1/27	655,000	623,339
Mercedes-Benz Finance North America LLC, (Germany)
4.950%, due 3/30/25	1,210,000	1,202,510
5.100%, due 8/3/28	500,000	499,410
		2,325,259
Banks — 8.0%
Banco Santander SA, (Spain)
4.175%, (1 Year US CMT T-Note + 2.00%), due 3/24/28(a)	415,000	390,949
5.294%, due 8/18/27	600,000	589,233
Bank of Montreal, (Canada)
3.700%, due 6/7/25	380,000	367,802
Barclays PLC, (United Kingdom)
4.375%, (5 Year US CMT T-Note + 3.41%), due 12/15/71(a)	585,000	425,437
5.200%, due 5/12/26	750,000	730,392
8.000%, (5 Year US CMT T-Note + 5.43%), due 12/15/71(a)	320,000	297,600
BNP Paribas SA, (France)
3.052%, (SOFR + 1.51%), due 1/13/31(a)	560,000	479,576
4.625%, (5 Year US CMT T-Note + 3.20%), due 7/12/71(a)	465,000	391,218
4.625%, (5 Year US CMT T-Note + 3.34%), due 8/25/71(a)	240,000	183,535
7.750%, (5 Year US CMT T-Note + 4.90%), due 2/16/71(a)	220,000	218,988
Bpce SA, (France)
5.125%, due 1/18/28	450,000	442,724
BPCE SA, (France)
2.045%, (SOFR + 1.09%), due 10/19/27(a)	1,220,000	1,079,376
Canadian Imperial Bank of Commerce, (Canada)
3.300%, due 4/7/25	465,000	447,731
Cooperatieve Rabobank UA, (Netherlands)
3.649%, (1 Year US CMT T-Note + 1.22%), due 4/6/28(a)	870,000	808,719
Credit Agricole SA, (France)
4.750%, (5 Year US CMT T-Note + 3.24%), due 3/23/72(a)	560,000	457,184
Credit Suisse Group AG, (Switzerland)
6.442%, (SOFR + 3.70%), due 8/11/28(a)	550,000	558,458
Deutsche Bank AG, (Germany)
3.729%, (SOFR + 2.76%), due 1/14/32(a)	700,000	545,959

Schedule of Investments ─ IQ MacKay ESG Core Plus Bond ETF (continued)

July 31, 2023 (unaudited)

	Principal Amount	Value

Foreign Bonds (continued)

Banks (continued)
Deutsche Bank AG/New York NY, (Germany)
2.552%, (SOFR + 1.32%), due 1/7/28(a)	$890,000	$781,936
Intesa Sanpaolo SpA, (Italy)
7.000%, due 11/21/25	830,000	843,585
Kreditanstalt fuer Wiederaufbau, (Germany)
2.500%, due 11/20/24	190,000	183,193
Lloyds Banking Group PLC, (United Kingdom)
4.450%, due 5/8/25	95,000	92,574
4.582%, due 12/10/25	775,000	747,130
4.976%, (1 Year US CMT T-Note + 2.30%), due 8/11/33(a)	580,000	545,711
Macquarie Group Ltd., (Australia)
2.871%, (SOFR + 1.53%), due 1/14/33(a)	660,000	523,748
4.098%, (SOFR + 2.13%), due 6/21/28(a)	420,000	396,619
Mitsubishi UFJ Financial Group, Inc., (Japan)
2.309%, (1 Year US CMT T-Note + 0.95%), due 7/20/32(a)	1,085,000	864,692
Mizuho Financial Group, Inc., (Japan)
3.261%, (1 Year US CMT T-Note + 1.25%), due 5/22/30(a)	395,000	349,026
NatWest Group PLC, (United Kingdom)
4.892%, (3-Month LIBOR + 1.75%), due 5/18/29(a)	905,000	865,046
Royal Bank of Canada, (Canada)
Series G, 6.033%, (SOFR + 0.71%), due 1/21/27(a)	555,000	546,813
Societe Generale SA, (France)
3.337%, (1 Year US CMT T-Note + 1.60%), due 1/21/33(a)	535,000	435,738
4.750%, (5 Year US CMT T-Note + 3.93%), due 11/26/71(a)	435,000	365,670
5.375%, (5 Year US CMT T-Note + 4.51%), due 5/18/72(a)	330,000	263,208
Sumitomo Mitsui Financial Group, Inc., (Japan)
1.902%, due 9/17/28	865,000	727,112
Swedbank AB, (Sweden)
3.356%, due 4/4/25	465,000	446,932
UBS Group AG, (Switzerland)
1.364%, (1 Year US CMT T-Note + 1.08%), due 1/30/27(a)	285,000	252,969
4.375%, (5 Year US CMT T-Note + 3.31%), due 8/10/71(a)	400,000	298,420
4.875%, (5 Year US CMT T-Note + 3.40%), due 8/12/71(a)	150,000	124,687
Westpac Banking Corp., (Australia)
3.020%, (5 Year US CMT T-Note + 1.53%), due 11/18/36(a)	635,000	488,854
5.457%, due 11/18/27	740,000	753,196
		19,311,740
Chemicals — 0.3%
Ineos Finance PLC, (Luxembourg)
6.750%, due 5/15/28	750,000	715,462

Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland)
3.000%, due 10/29/28	200,000	174,496
Avolon Holdings Funding Ltd., (Ireland)
2.875%, due 2/15/25	525,000	493,420
	Principal Amount	Value

Foreign Bonds (continued)

Diversified Financial Services (continued)
Banco BTG Pactual SA/Cayman Islands, (Brazil)
2.750%, due 1/11/26	$545,000	$496,448
Nomura Holdings, Inc., (Japan)
5.099%, due 7/3/25	440,000	433,506
		1,597,870
Electric — 0.3%
Transalta Corp., (Canada)
7.750%, due 11/15/29	830,000	861,125

Food — 0.2%
MARB Bondco PLC, (Brazil)
3.950%, due 1/29/31	560,000	414,736

Pharmaceuticals — 0.4%
Teva Pharmaceutical Finance Netherlands III BV, (Israel)
3.150%, due 10/1/26	250,000	226,167
4.750%, due 5/9/27	575,000	535,996
7.875%, due 9/15/29	220,000	229,016
		991,179
Savings & Loans — 0.5%
Nationwide Building Society, (United Kingdom)
2.972%, (SOFR + 1.29%), due 2/16/28(a)	655,000	592,972
4.850%, due 7/27/27	600,000	583,442
		1,176,414
Telecommunications — 0.2%
Altice France SA, (France)
5.125%, due 7/15/29	565,000	395,678

Total Foreign Bonds
(Cost $30,140,086)		28,674,448
Foreign Government Obligations — 0.3%
Colombia Government International Bond, (Colombia)
7.500%, due 2/2/34	375,000	378,518
Inter-American Development Bank, (Supranational)
0.875%,due 4/3/25(f)	200,000	186,420
International Bank for Reconstruction & Development, (Supranational)
0.625%, due 4/22/25	200,000	185,266
Total Foreign Government Obligations
(Cost $772,427)		750,204
U.S. Treasury Bonds — 5.0%
U.S. Treasury Bond, 3.625%, due 5/15/53	795,000	742,704
U.S. Treasury Bond, 3.875%, due 5/15/43(f)	11,775,000	11,256,164
		11,998,868
Total U.S. Treasury Bonds
(Cost $12,159,221)		11,998,868

U.S. Treasury Notes — 2.2%
U.S. Treasury Note, 3.375%, due 5/15/33	5,425,000	5,174,942
U.S. Treasury Note, 4.125%, due 7/31/28	95,000	94,829
		5,269,771

Schedule of Investments ─ IQ MacKay ESG Core Plus Bond ETF (continued)

July 31, 2023 (unaudited)

	Principal Amount	Value

U.S. Treasury Notes (continued)

Total U.S. Treasury Notes
(Cost $5,362,733)		$5,269,771

United States Government Agency Mortgage-Backed Securities — 21.7%

Mortgage Securities — 21.7%
Fannie Mae Interest Strip
Series 2022-426 C32, 1.500% due 2/25/52(c)	2,382,763	223,420
Series 2023-429 C5, 3.000% due 10/25/52(c)	2,166,365	374,280
Fannie Mae Pool
Series 2021-BT0472 2.000% due 7/1/51	86,236	70,006
Series 2022-CB5401 4.500% due 12/1/52	920,054	880,837
Series 2022-FN BW6232 5.000% due 9/1/52	505,026	493,494
Series 2022-FS2058 4.000% due 6/1/52	712,710	665,502
Series 2022-FS3643 5.500% due 11/1/52	347,705	346,367
Series 2022-MA4626 4.000% due 6/1/52	1,749,240	1,633,557
Series 2022-MA4644 4.000% due 5/1/52	893,262	834,189
Series 2022-MA4655 4.000% due 7/1/52	1,176,259	1,098,467
Series 2022-MA4709 5.000% due 7/1/52	316,690	309,493
Series 2023-FN BY3520 5.500% due 6/1/53	271,498	269,792
Series 2023-FN MA5020 5.000% due 5/1/43	1,124,704	1,106,258
Series 2023-FS3904 5.000% due 3/1/53	248,403	242,838
Series 2023-MA4919 5.500% due 2/1/53	838,243	832,453
Series 2023-MA4940 5.000% due 3/1/53	3,902,639	3,812,030
Series 2023-MA4942 6.000% due 3/1/53	590,719	594,247
Fannie Mae REMICS
0.000% due 7/25/54(d)(e)	538,551	427,750
Series 2016-57 SN, 0.867% (SOFR30A + 5.94%), due 6/25/46(a)(c)	551,021	55,120
Series 2017-83 CZ, 3.000% due 10/25/47	857,510	734,835
Series 2019-32 SB, 0.867% (SOFR30A + 5.94%), due 6/25/49(a)(c)	1,181,487	110,602
Series 2020-47 BD, 1.500% due 7/25/50	174,558	126,902
Series 2020-49 PB, 1.750% due 7/25/50	150,683	117,537
Series 2020-70 SD, 1.067% (SOFR30A + 6.14%), due 10/25/50(a)(c)	894,148	110,110
Series 2021-10 LI, 2.500% due 3/25/51(c)	521,204	74,247
Series 2021-12 JI, 2.500% due 3/25/51(c)	662,282	97,019
Series 2021-3 TI, 2.500% due 2/25/51(c)	2,198,907	378,755
Series 2021-34 IS, (SOFR30A + 2.91%), due 11/25/42(a)(c)	2,459,794	58,580
Series 2021-34 MI, 2.500% due 3/25/51(c)	960,810	112,379
Series 2021-40 SI, 0.767% (SOFR30A + 5.84%), due 9/25/47(a)(c)	1,114,084	100,448
Series 2021-54 HI, 2.500% due 6/25/51(c)	206,214	24,512
Series 2021-8 ID, 3.500% due 3/25/51(c)	768,486	149,747
Series 2021-95 KI, 2.500% due 4/25/51(c)	2,575,276	348,630
Series 2022-10 SA, 0.681% (SOFR30A + 5.75%), due 2/25/52(a)(c)	869,303	103,464
Series 2022-5 SN, (SOFR30A + 1.80%), due 2/25/52(a)(c)	373,659	3,233
Freddie Mac Pool
4.000% due 9/1/52	451,842	423,045
4.500% due 11/1/52	2,907,967	2,783,935
Series 2019-SD8030 3.000% due 12/1/49	215,509	190,234
Series 2022-SD8215 4.000% due 5/1/52	929,939	868,067
Series 2022-SD8257 4.500% due 10/1/52	380,051	363,850
Series 2023-FR RA8647 4.500% due 5/1/53	429,996	411,645
	Principal Amount	Value

United States Government Agency Mortgage-Backed Securities (continued)

Mortgage Securities (continued)
Series 2023-FR RB5244 5.000% due 7/1/43	$988,257	$971,895
Series 2023-FR SD3392 5.500% due 7/1/53	670,000	665,725
Series 2023-FR SD8344 6.500% due 7/1/53	673,725	687,046
Freddie Mac REMICS
0.000% due 9/25/50(d)(e)	865,000	659,596
0.000% due 8/25/53(d)(e)	270,000	233,861
0.000% due 1/25/55(d)(e)	424,382	334,799
Series 2012-4120 ZA, 3.000% due 10/15/42	414,006	364,887
Series 2017-4710 WZ, 3.500% due 8/15/47	516,480	460,765
Series 2017-4725 WZ, 3.500% due 11/15/47	916,929	816,853
Series 2020-4988 BA, 1.500% due 6/25/50	196,399	142,887
Series 2020-4993 KS, 0.867% (SOFR30A + 5.94%), due 7/25/50(a)(c)	1,597,591	202,169
Series 2020-4994 TS, 0.917% (SOFR30A + 5.99%), due 7/25/50(a)(c)	877,878	100,486
Series 2020-5021 SA, (SOFR30A + 3.55%), due 10/25/50(a)(c)	854,370	20,275
Series 2020-5031 IQ, 2.500% due 10/25/50(c)	536,969	73,170
Series 2020-5036 IO, 3.500% due 11/25/50(c)	633,613	121,870
Series 2020-5038 IB, 2.500% due 10/25/50(c)	528,739	77,784
Series 2020-5038 KA, 1.500% due 11/25/50	356,218	265,318
Series 2020-5040 IO, 3.500% due 11/25/50(c)	841,396	133,424
Series 2021-5070 PI, 3.000% due 8/25/50(c)	911,361	138,523
Series 2021-5149 LI, 2.500% due 10/25/51(c)	1,783,245	223,805
Series 2021-5187 SA, (SOFR30A + 1.80%), due 1/25/52(a)(c)	660,058	6,365
Series 2022-5191 IO, 3.500% due 9/25/50(c)	957,063	174,040
Series 2022-5204 KA, 3.000% due 5/25/49	985,570	883,833
Series 2022-5268 B, 4.500% due 10/25/52	397,761	376,679
Series 2023-5304 UB, 4.000% due 2/25/52	690,997	642,083
Series 2023-5328 JY, 0.250% due 9/25/50	795,000	536,159
Freddie Mac Strips
0.000% due 8/15/42(d)(e)	566,235	425,556
Series 2013-311 0.000% due 8/15/43(d)(e)	173,434	129,176
Series 2013-311 S1, 0.768% (SOFR30A + 5.84%), due 8/15/43(a)(c)	878,955	85,927
Series 2022-389 C35, 2.000% due 6/15/52(c)	1,337,108	166,511
Government National Mortgage Association
Series 2019-110 FG, 3.500% (TSFR1M + 0.76%), due 9/20/49(a)	259,940	227,581
Series 2019-128 KF, 3.500% (TSFR1M + 0.76%), due 10/20/49(a)	391,887	347,096

Schedule of Investments ─ IQ MacKay ESG Core Plus Bond ETF (continued)

July 31, 2023 (unaudited)

	Principal Amount	Value

United States Government Agency Mortgage-Backed Securities (continued)

Mortgage Securities (continued)
Series 2019-128 YF, 3.500% (TSFR1M + 0.76%), due 10/20/49(a)	$507,644	$448,524
Series 2019-136 YS, (TSFR1M + 2.72%), due 11/20/49(a)(c)	310,892	3,432
Series 2019-159 P, 2.500% due 9/20/49	1,135,327	979,357
Series 2019-92 GF, 3.500% (TSFR1M + 0.80%), due 7/20/49(a)	358,863	317,948
Series 2019-97 FG, 3.500% (TSFR1M + 0.80%), due 8/20/49(a)	745,168	660,784
Series 2020-1 YS, (TSFR1M + 2.72%), due 1/20/50(a)(c)	1,411,050	17,063
Series 2020-129 SB, (TSFR1M + 3.09%), due 9/20/50(a)(c)	1,987,723	26,797
Series 2020-146 KI, 2.500% due 10/20/50(c)	1,564,163	201,350
Series 2020-146 SA, 0.931% (TSFR1M + 6.19%), due 10/20/50(a)(c)	984,316	119,116
Series 2020-146 YK, 1.000% due 10/20/50	645,950	488,222
Series 2020-151 TI, 2.500% due 10/20/50(c)	929,423	120,887
Series 2020-165 UD, 1.500% due 11/20/50	278,493	209,924
Series 2020-167 SN, 0.931% (TSFR1M + 6.19%), due 11/20/50(a)(c)	531,387	61,125
Series 2020-173 EI, 2.500% due 11/20/50(c)	1,039,511	140,509
Series 2020-175 CS, 0.931% (TSFR1M + 6.19%), due 11/20/50(a)(c)	1,109,983	134,751
Series 2020-176 AI, 2.000% due 11/20/50(c)	641,815	63,386
Series 2020-185 BI, 2.000% due 12/20/50(c)	783,891	87,026
Series 2020-189 SU, 0.931% (TSFR1M + 6.19%), due 12/20/50(a)(c)	658,174	82,751
Series 2021-1 IT, 3.000% due 1/20/51(c)	1,454,476	215,104
Series 2021-1 PI, 2.500% due 12/20/50(c)	840,322	106,884
Series 2021-125 AF, 3.500% (SOFR30A + 0.25%), due 7/20/51(a)	792,213	702,915
Series 2021-140 GF, 2.500% (TSFR1M + 0.76%), due 8/20/51(a)	553,490	455,474
Series 2021-146 IN, 3.500% due 8/20/51(c)	1,213,622	189,719
Series 2021-149 CI, 2.500% due 8/20/51(c)	1,363,910	176,189
Series 2021-158 SB, (SOFR30A + 3.70%), due 9/20/51(a)(c)	1,028,116	29,386
Series 2021-177 CI, 2.500% due 10/20/51(c)	1,041,684	135,497
Series 2021-177 SB, (SOFR30A + 3.20%), due 10/20/51(a)(c)	7,399,598	96,261
Series 2021-179 SA, 0.931% (TSFR1M + 6.19%), due 11/20/50(a)(c)	1,509,820	176,719
Series 2021-188 IO, 2.500% due 10/20/51(c)	1,599,313	237,427
Series 2021-205 DS, (SOFR30A + 3.20%), due 11/20/51(a)(c)	3,397,440	43,484
Series 2021-30 DI, 2.500% due 2/20/51(c)	1,360,852	184,879
Series 2021-41 FS, 2.000% (SOFR30A + 0.20%), due 10/20/50(a)(c)	1,177,765	112,335
Series 2021-42 BI, 2.500% due 3/20/51(c)	638,722	86,768
Series 2021-46 QS, 0.931% (TSFR1M + 6.19%), due 3/20/51(a)(c)	600,764	70,930
	Principal Amount	Value

United States Government Agency Mortgage-Backed Securities (continued)

Mortgage Securities (continued)
Series 2021-46 TS, 0.931% (TSFR1M + 6.19%), due 3/20/51(a)(c)	$767,873	$91,456
Series 2021-49 SB, 0.931% (TSFR1M + 6.19%), due 3/20/51(a)(c)	885,828	104,068
Series 2021-57 SA, 0.931% (TSFR1M + 6.19%), due 3/20/51(a)(c)	1,193,229	139,727
Series 2021-57 SD, 0.931% (TSFR1M + 6.19%), due 3/20/51(a)(c)	1,546,723	179,826
Series 2021-74 HI, 3.000% due 4/20/51(c)	191,822	27,565
Series 2021-83 FM, 2.500% (SOFR30A + 0.51%), due 5/20/51(a)	1,655,577	1,335,504
Series 2021-97 FA, 3.000% (SOFR30A + 0.40%), due 6/20/51(a)	343,846	288,754
Series 2021-97 IN, 2.500% due 8/20/49(c)	2,550,230	259,475
Series 2021-97 SA, (SOFR30A + 2.60%), due 6/20/51(a)(c)	4,970,092	55,435
Series 2021-97 SM, 0.931% (TSFR1M + 6.19%), due 6/20/51(a)(c)	1,365,844	165,884
Series 2021-98 IN, 3.000% due 6/20/51(c)	626,507	108,260
Series 2022-1 IA, 2.500% due 6/20/50(c)	383,220	50,780
Series 2022-10 IC, 2.000% due 11/20/51(c)	1,131,083	133,628
Series 2022-137 S, 0.931% (TSFR1M + 6.19%), due 7/20/51(a)(c)	1,362,399	156,968
Series 2022-189 AT, 3.000% due 7/20/51	783,968	678,680
Series 2022-19 SG, (SOFR30A + 2.45%), due 1/20/52(a)(c)	1,716,571	13,722
Series 2022-206 CN, 3.000% due 2/20/52	568,924	490,851
Series 2022-206 WN, 4.000% due 10/20/49	915,782	856,541
Series 2022-24 SC, (SOFR30A + 2.37%), due 2/20/52(a)(c)	15,180,425	101,290
Series 2022-34 HS, (SOFR30A + 4.10%), due 2/20/52(a)(c)	2,402,750	97,463
Series 2023-19 CI, 3.000% due 11/20/51(c)	1,321,551	187,902
Series 2023-19 IO, 2.500% due 2/20/51(c)	1,886,694	251,176
Series 2023-38 WT, 6.777% due 12/20/51(a),(b)	313,940	335,876
Series 2023-53 0.000% due 4/20/53(d)(e)	343,020	271,137
Series 2023-55 CG, 7.466% due 7/20/51(a),(b)	827,826	911,505
Series 2023-55 LB, 7.925% due 11/20/51(a),(b)	896,125	1,040,793
Series 2023-56 0.000% due 7/20/52(d)(e)	791,612	702,538
Series 2023-59 YC, 6.933% due 9/20/51(a),(b)	708,362	773,513
Series 2023-60 ES, 1.063% (SOFR30A + 11.20%), due 4/20/53(a)	791,598	713,801
Series 2023-63 MA, 3.500% due 5/20/50	1,392,788	1,260,699
Series 2023-66 MP, 2.163% (SOFR30A + 12.30%), due 5/20/53(a)	757,374	700,148
Series 2023-86 SE, 1.582% (SOFR30A + 6.65%), due 9/20/50(a)(c)	944,281	117,041
		52,442,949
Total United States Government Agency Mortgage-Backed Securities
(Cost $53,945,655)		52,442,949

Schedule of Investments ─ IQ MacKay ESG Core Plus Bond ETF (continued)

July 31, 2023 (unaudited)

	Shares	Value

Short-Term Investment — 6.6%

U.S. Treasury Bill — 0.5%

U.S. Treasury Bill, 5.360%, due 9/28/23(d)
(Cost $1,189,857)	$1,200,000	$1,189,784
Money Market Funds — 6.1%

Dreyfus Government Cash Management Fund, Institutional Shares, 5.20%(h)(i)	12,025,987	12,025,987
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 5.16%(h)	2,687,882	2,687,882
Total Short-Term Investment (Cost $15,903,726)		15,903,653
Total Investments — 104.1%
(Cost $257,690,413)		251,160,916
Other Assets and Liabilities, Net — (4.1)%		(9,842,049)
Net Assets — 100.0%		$241,318,867

(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of July 31, 2023.
(b)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(c)	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
(d)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(e)	A principal only security is the principal only portion of a fixed income security, which is separated and sold individually from the interest portion of the security.
(f)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $850,201; total market value of collateral held by the Fund was $12,025,987.
(g)	Less than 0.05%.
(h)	Reflects the 7-day yield at July 31, 2023.
(i)	Represents security purchased with cash collateral received for securities on loan.

Abbreviations
CMT	- Constant Maturity Treasury Index
FREMF	- Freddie MAC Multifamily Securities
LIBOR	- London InterBank Offered Rate
SOFR	- Secured Financing Overnight Rate

Schedule of Investments ─ IQ MacKay ESG Core Plus Bond ETF (continued)

July 31, 2023 (unaudited)

Open futures contracts outstanding at July 31, 2023:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Notional Value at Trade Date	Notional Value at July 31, 2023	Unrealized Appreciation (Depreciation)
U.S. 10 year Note (CBT)	Citigroup Global Markets Inc.	September 2023	213	$24,219,323	$23,729,531	$(489,792)
U.S. 10 Year Ultra Note	Citigroup Global Markets Inc.	September 2023	53	6,276,598	6,200,172	(76,426)
U.S. 2 year Note (CBT)	RBC Capital Markets	September 2023	62	12,745,934	12,587,937	(157,997)
U.S. 5 year Note (CBT)	Citigroup Global Markets Inc.	September 2023	(64)	(6,898,595)	(6,836,500)	62,095
U.S. Long Bond (CBT)	Citigroup Global Markets Inc.	September 2023	31	3,931,753	3,857,563	(74,190)
U.S. Ultra Bond (CBT)	Citigroup Global Markets Inc.	September 2023	84	11,398,880	11,106,375	(292,505)
						$(1,028,815)
CBT — Chicago Board of Trade

Cash posted as collateral to broker for futures contracts was $1,215,480 at July 31, 2023.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(j)
Collateralized Mortgage Obligations	$—	$26,699,203	$—	$26,699,203
Commercial Asset-Backed Securities	—	23,782,886	—	23,782,886
Commercial Mortgage-Backed Securities	—	22,283,176	—	22,283,176
Corporate Bonds	—	63,355,758	—	63,355,758
Foreign Bonds	—	28,674,448	—	28,674,448
Foreign Government Obligations	—	750,204	—	750,204
U.S. Treasury Bonds	—	11,998,868	—	11,998,868
U.S. Treasury Notes	—	5,269,771	—	5,269,771
United States Government Agency Mortgage-Backed Securities	—	52,442,949	—	52,442,949
Short-Term Investment:
U.S. Treasury Bill	—	1,189,784	—	1,189,784
Money Market Fund	14,713,869	—	—	14,713,869
Total Investments in Securities	14,713,869	236,447,047	—	251,160,916
Other Financial Instruments:(k)
Futures Contracts	62,095	—	—	62,095
Total Investments in Securities and Other Financial Instruments	$14,775,964	$236,447,047	$—	$251,223,011
Liability Valuation Inputs
Other Financial Instruments:(k)
Futures Contracts	$(1,090,910)	$—	$—	$(1,090,910)

(j)	For a complete listing of investments and their states, see the Schedule of Investments.
(k)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended July 31, 2023 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.